Stockholders' equity - Preferred stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	12 Months Ended
	Feb. 24, 2020	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Stockholders Equity Note
Preferred stock shares outstanding		885,726	2,006,391	885,726	2,006,391
Preferred stock shares authorized		30,000,000		30,000,000
Preferred Stock | 2003 Series A Preferred Stock
Stockholders Equity Note
Preferred Stock Redemption Price Per Share		$ 25.00
Preferred stock liquidation preference		25
Preferred stock dividends per share cash paid		$ 0.1328125
Preferred stock dividend rate percentage		6.375%
Dividend preferred stock cash paid		$ 1.4	$ 1.4	$ 1.4
Preferred stock shares outstanding		885,726	885,726	885,726
Preferred Stock | 2008 Series B Preferred Stock
Stockholders Equity Note
Preferred Stock Redemption Price Per Share	$ 25.00
Accrued and unpaid dividends on each share	0.1375
Dividends perferred stock per share	$ 25.1375
Preferred stock liquidation preference			$ 25
Preferred stock dividends per share cash paid			$ 0.171875
Preferred stock dividend rate percentage			8.25%
Dividend preferred stock cash paid			$ 2.3
Preferred stock shares outstanding			1,120,665